Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

January 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Note — 1.2%

Volatility Note — 1.2%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $122,278)	4,953	$80,239

Investment Companies — 98.5%

Bank Loan Funds — 6.8%
Invesco Senior Loan ETF(a)	14,174	320,474
SPDR Blackstone / GSO Senior Loan ETF	3,093	143,825
Total Bank Loan Funds		464,299

International Equity Core Funds — 19.9%
iShares Core MSCI EAFE ETF(a)	1,608	102,027
Vanguard FTSE Developed Markets ETF(a)	2,540	108,560
Xtrackers MSCI EAFE Hedged Equity ETF	34,601	1,146,331
Total International Equity Core Funds		1,356,918

International Large Cap Growth Fund — 5.2%
iShares MSCI EAFE Growth ETF	4,171	355,995

International Small Cap Equity Funds — 8.6%
Schwab International Small-Cap Equity ETF	5,435	180,551
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,811	407,434
Total International Small Cap Equity Funds		587,985

Investment Grade Corporate Bond Funds — 3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	250	14,900
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	993	130,172
Vanguard Intermediate-Term Corporate Bond ETF	1,022	95,394
Total Investment Grade Corporate Bond Funds		240,466

U.S. Large Cap Core Funds — 6.5%
Financial Select Sector SPDR Fund(a)	9,115	273,085
Health Care Select Sector SPDR Fund	1,733	171,810
Total U.S. Large Cap Core Funds		444,895

U.S. Large Cap Growth Funds — 17.6%
iShares Core S&P U.S. Growth ETF	1,967	135,723
Schwab U.S. Large-Cap Growth ETF	1,681	160,536
SPDR Portfolio S&P 500 Growth ETF(a)	2,174	93,243
Vanguard Growth ETF	4,328	813,101
Total U.S. Large Cap Growth Funds		1,202,603

U.S. Long Term Treasury Bond Funds — 3.7%
iShares 20+ Year Treasury Bond ETF	1,442	210,388
SPDR Portfolio Long Term Treasury ETF(a)	539	22,541
Vanguard Long-Term Treasury ETF	208	18,582
Total U.S. Long Term Treasury Bond Funds		251,511

U.S. Momentum Fund — 2.1%
iShares Edge MSCI USA Momentum Factor ETF(a)	1,108	144,328

U.S. Preferred Funds — 9.8%
Invesco Preferred ETF	11,291	170,381
iShares Preferred & Income Securities ETF(a)	13,117	500,545
Total U.S. Preferred Funds		670,926

U.S. Small Cap Value Funds — 2.0%
iShares Russell 2000 Value ETF	346	42,156
iShares S&P Small-Cap 600 Value ETF	189	28,475
Vanguard Small-Cap Value ETF	485	64,238
Total U.S. Small Cap Value Funds		134,869

U.S. Ultra Short Term Treasury Bond Funds — 12.8%
Goldman Sachs Access Treasury 0-1 Year ETF	875	87,763
Invesco Treasury Collateral ETF	134	14,148
iShares Short Treasury Bond ETF	4,896	541,645
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	22,793	230,406
Total U.S. Ultra Short Term Treasury Bond Funds		873,962

Total Investment Companies
(Cost $6,434,398)		6,728,757

Short-Term Investments — 2.7%

Money Market Funds — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	168,680	168,680
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	13,676	13,676
Total Short-Term Investments
(Cost $182,356)		182,356

Total Investments — 102.4%
(Cost $6,739,032)		6,991,352
Other Assets and Liabilities, Net — (2.4)%		(159,109)
Net Assets — 100.0%		$6,832,243

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,397,443; total market value of collateral held by the Fund was $1,423,636. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,254,956.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1 .50	3/30/2021	Monthly	$(101,008)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1 .45	3/30/2021	Monthly	(67,334)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2 .05	3/30/2021	Monthly	27,024	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	8,726	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2 .05	3/30/2021	Monthly	17,052	–
Invesco Preferred ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	16,856	–
Invesco Senior Loan ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	31,722	–
Invesco Treasury Collateral ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	1,373	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2 .05	3/30/2021	Monthly	7,938	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	20,864	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	1,490	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	10,089	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1 .20	3/30/2021	Monthly	(45,531)	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	13,455	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(1 .30)	3/30/2021	Monthly	(9,249)	–
iShares Core U.S. REIT ETF	Morgan Stanley	(1 .55)	3/30/2021	Monthly	(3,864)	–
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	14,329	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	12,847	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	35,250	–
iShares Preferred & Income Securities ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	49,532	–
iShares Russell 2000 Growth ETF	Morgan Stanley	(0 .15)	3/30/2021	Monthly	(39,006)	–
iShares Russell 2000 Value ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	4,143	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(0 .75)	3/30/2021	Monthly	(21,655)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	2,863	–
iShares Short Treasury Bond ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	53,545	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	17,872	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	15,853	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1 .55)	3/30/2021	Monthly	(9,327)	–
Schwab U.S. REIT ETF	Morgan Stanley	0 .05	3/30/2021	Monthly	(13,796)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	14,229	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	22,793	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	2,216	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	9,221	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(2 .95)	3/30/2021	Monthly	(6,560)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1 .50	3/30/2021	Monthly	(105,149)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	40,305	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	10,728	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1 .20	3/30/2021	Monthly	(49,614)	–
Vanguard Growth ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	80,408	–

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2020 (unaudited)

		Annual Financing		Payment	Notional	Value
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	$9,427	$–
Vanguard Long-Term Treasury ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	1,876	–
Vanguard Real Estate ETF	Morgan Stanley	1 .40	3/30/2021	Monthly	(84,537)	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1 .20	3/30/2021	Monthly	(39,416)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	6,358	–
Vanguard Value ETF	Morgan Stanley	1 .20	3/30/2021	Monthly	(73,382)	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2 .05	3/30/2021	Monthly	113,437	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Exchange Traded Note	$80,239	$–	$–	$80,239
Investment Companies	6,728,757	–	–	6,728,757
Short-Term Investments:
Money Market Funds	182,356	–	–	182,356
Total Investments in Securities	6,991,352	–	–	6,991,352
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$6,991,352	$–	$–	$6,991,352
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.